Provisions and Accrued Expenses - Summary of Provisions and Accrued Expenses (Detail) - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current provisions and accrued expenses [abstract]
Accrued expenses	$ 36,752	$ 23,933
Total	$ 36,752	$ 23,933